Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Additional Paid In Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings [Member]	Total Equity Attributable to Frontline Ltd. [Member]	Noncontrolling Interest [Member]
Start Balance (in shares) at Dec. 31, 2016		169,809,324
Start Balance at Dec. 31, 2016		$ 169,809	$ 195,304	$ 1,099,680	$ 739	$ 34,069		$ 168
Increase (decrease) in Equity [Roll Forward]
Stock compensation expense			1,418
Cash dividend				(9,304)		(41,710)
Other comprehensive income (loss)	$ 1,816				1,816
Net income (loss)	7,850					7,641		209
Dividend paid to non-controlling interest								(386)
Ending Balance (in shares) at Jun. 30, 2017		169,809,324
Ending Balance at Jun. 30, 2017	1,459,453	$ 169,809	196,722	1,090,376	2,555	0	$ 1,459,462	(9)
Increase (decrease) in Equity [Roll Forward]
Cumulative effect of new accounting principle in period of adoption	$ (272,503)
Cumulative effect of new accounting principle in period of adoption | Accounting Standards Update 2014-09 [Member]						(16,631)
Cumulative effect of new accounting principle in period of adoption | Accounting Standards Update 2016-01 [Member]					(2,896)	2,896
Start Balance (in shares) at Dec. 31, 2017	169,809,324	169,809,324
Start Balance at Dec. 31, 2017	$ 1,187,629	$ 169,809	197,399	1,090,376	2,227	(272,503)		321
Increase (decrease) in Equity [Roll Forward]
Stock compensation expense			676
Cash dividend				0		0
Other comprehensive income (loss)	889				889
Net income (loss)	$ (36,225)					(36,501)		276
Dividend paid to non-controlling interest								(386)
Ending Balance (in shares) at Jun. 30, 2018	169,809,324	169,809,324
Ending Balance at Jun. 30, 2018	$ 1,135,952	$ 169,809	$ 198,075	$ 1,090,376	$ 220	(322,739)	$ 1,135,741	$ 211
Increase (decrease) in Equity [Roll Forward]
Cumulative effect of new accounting principle in period of adoption	$ (322,739)
Cumulative effect of new accounting principle in period of adoption | Accounting Standards Update 2014-09 [Member]						$ (13,731)